Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2018	2017	2016
Numerator:
Net income	$110,387	$84,242	$86,135
Denominator:
Weighted-average common shares outstanding	15,488,982	15,295,573	15,332,553
Effect of dilutive PBRSUs and TBRSUs	122,507	94,779	72,607
Weighted-average common shares outstanding adjusted for the effect of dilutive PBRSUs and TBRSUs	15,611,489	15,390,352	15,405,160
Earnings per common share:
Basic earnings per common share	$7.13	$5.51	$5.62
Diluted earnings per common share	$7.07	$5.47	$5.59